Shareholder Fees - FidelityMidCapGrowthMidCapValueSmallCapGrowthSmallCapValueIndexFunds-ComboPRO	Aug. 29, 2022 USD ($)
FidelityMidCapGrowthMidCapValueSmallCapGrowthSmallCapValueIndexFunds-ComboPRO | Fidelity Mid Cap Growth Index Fund
Shareholder Fees:
(fees paid directly from your investment)	none